LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Lease Receivable [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 186
Less future interest	(4)
Total discounted amount	182	$ 396	$ 534
Less: current portion	(182)
Non-current portion
Lease Obligation [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	1,343
Less future interest	(80)
Total discounted amount	1,263	$ 1,741	$ 2,069
Less: current portion	(649)
Non-current portion	614
Within a year [Member] | Lease Receivable [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	186
Within a year [Member] | Lease Obligation [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	677
Between 2 to 5 years [Member] | Lease Receivable [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount
Between 2 to 5 years [Member] | Lease Obligation [Member]
LEASES (Details) - Schedule of Reconciliation of Company Undiscounted Cash Flows to Present Value [Line Items]
Total undiscounted amount	$ 666